Consolidated Balance Sheets (unaudited) - CAD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Current Assets
Cash and Cash Equivalents	$ 64	$ 781
Accounts Receivable and Accrued Revenues	1,430	1,238
Income Tax Receivable	33
Inventories	1,385	1,013
Risk Management	15	163
Total Current Assets	2,927	3,195
Exploration and Evaluation Assets	800	785
Property, Plant and Equipment, Net	28,325	28,698
Right-of-Use Assets, Net	956	893
Income Tax Receivable		160
Other Assets	79	64
Goodwill	2,272	2,272
Total Assets	35,359	35,174
Current Liabilities
Accounts Payable and Accrued Liabilities	1,967	1,833
Long-Term Debt	654	682
Lease Liabilities	149
Contingent Payment	58	15
Onerous Contract Provisions	16	50
Income Tax Payable	17	17
Risk Management	9	3
Total Current Liabilities	2,870	2,600
Long-Term Debt	6,498	8,482
Lease Liabilities	1,397
Contingent Payment	129	117
Onerous Contract Provisions	51	613
Decommissioning Liabilities	1,197	875
Other Liabilities	161	158
Deferred Income Taxes	4,006	4,861
Total Liabilities	16,309	17,706
Shareholders’ Equity	19,050	17,468
Total Liabilities and Shareholders’ Equity	$ 35,359	$ 35,174